AFS and HTM Debt Securities, Income Statement Impacts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AFS And HTM Debt Securities [Abstract]
Debt securities, held-to-maturity, sold, realized gain (loss)	$ 0	$ 0	$ 0
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Interest income, Available-for-sale	6,489	5,202	3,095
Interest income, Held-to-maturity	6,512	7,118	6,220
Total interest income	13,001	12,320	9,315
Provision for credit losses, Available-for-sale,	44	(26)	1
Provision for credit losses, Held-to-maturity	1	7	(11)
Total provision for credit losses	45	(19)	(10)
Gross realized gains	32	37	276
Gross realized losses	(952)	(27)	(125)
Net realized gains (losses)	$ (920)	$ 10	$ 151